UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.6%

Principal Amount (000’s omitted)	Security	Value

Education — 4.6%
$3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$3,434,372
		$3,434,372

Electric Utilities — 9.2%
$5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$5,281,950
1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,596,720
		$6,878,670

Escrowed / Prerefunded — 10.9%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$4,082,326
950	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	1,111,348
2,500	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	2,924,612
		$8,118,286

General Obligations — 5.1%
$3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$3,769,990
		$3,769,990

Hospital — 28.0%
$ 100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$103,754
90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	92,346
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	105,554
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,977,617
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,119,725
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,185,411

$1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	$1,855,739
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,123,360
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	473,512
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	833,355
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,126,680
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,580,268
1,100	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	1,153,911
1,500	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,558,110
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	1,949,229
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	663,438
		$20,902,009

Industrial Development Revenue — 9.5%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,068,570
3,000	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	3,267,660
1,000	New Jersey Economic Development Authority, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,011,520
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	780,082
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	931,718
		$7,059,550

Insured-Education — 12.3%
$2,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	$1,998,400
890	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36	886,253
1,300	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	1,318,265

$4,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (1)	$4,959,120
		$9,162,038

Insured-Electric Utilities — 1.8%
$1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	$1,305,875
		$1,305,875

Insured-Escrowed/Prerefunded — 17.5%
$3,750	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, 5.25%, 5/1/17 (1)	$3,878,525
330	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, Variable Rate, 9.732%, 5/1/17 (2)(3)	363,931
4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded 1/1/10, 5.50%, 1/1/30 (1)	4,729,395
3,750	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37 (1)	4,045,650
		$13,017,501

Insured-Gas Utilities — 7.0%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$5,181,750
		$5,181,750

Insured-General Obligations — 7.4%
$1,000	Bordentown Regional Board of Education, (MBIA), 4.25%, 1/15/33	$997,620
125	Hudson County Improvements Authority, (CIFG), 4.25%, 9/1/28	125,340
2,000	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/33	631,260
3,000	Sparta Township Board of Education, (FSA), 4.30%, 2/15/33	3,021,060
931	Stafford Township, (MBIA), 3.00%, 7/1/30	768,829
		$5,544,109

Insured-Hospital — 2.4%
$1,800	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$1,808,046
		$1,808,046

Insured-Housing — 6.1%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,465,224
810	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FGIC), (AMT), 5.00%, 11/1/36	840,424
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	240,247
		$4,545,895

Insured-Lease Revenue / Certificates of Participation — 0.8%
$ 585	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$611,009
		$611,009

Insured-Special Tax Revenue — 11.5%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,820,595
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25 (4)	2,770,920
		$8,591,515

Insured-Transportation — 7.7%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,048,940
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	3,420,788
1,280	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	1,291,712
		$5,761,440

Insured-Water and Sewer — 2.8%
$5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$2,123,350
		$2,123,350

Nursing Home — 2.8%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,069,940
955	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36	1,025,489
		$2,095,429

Other Revenue — 5.5%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$496,296

$6,100	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$223,809
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	634,437
1,650	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	1,566,494
1,200	Tobacco Settlement Financing Corp., 5.00%, 6/1/29	1,195,920
		$4,116,956

Senior Living / Life Care — 3.2%
$1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,733,184
675	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	687,548
		$2,420,732

Special Tax Revenue — 7.3%
$ 750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$797,978
1,310	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,422,503
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (1)	3,238,200
		$5,458,681

Transportation — 9.2%
$4,800	Port Authority of New York and New Jersey, 5.375%, 3/1/28 (1)	$5,609,504
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,230,636
		$6,840,140
Total Tax-Exempt Investments — 172.6%
(identified cost $119,953,591)		$128,747,343

Other Assets, Less Liabilities — (21.7)%		$(16,165,333)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.9)%		$(38,007,814)

Net Assets Applicable to Common Shares— 100.0%		$74,574,196

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CDC IXIS Financial Guaranty North America, Inc.
FGIC	–	Financial Guaranty Insurance Company

FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 44.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 18.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $363,931 or 0.5% of the Trust’s net assets applicable to common shares.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Value	Aggregate Cost	Net Unrealized Depreciation
06/07	73 U.S. Treasury Bond	Short	$(8,244,438)	$(8,248,115)	$(3,677)

Interest Rate Swaps

At February 28, 2007, the Trust had entered into an interest rate swap agreement with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,800,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $30,797 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap agreement with JP Morgan Chase Bank, N.A. whereby the Trust makes semi-annual payments at a fixed rate equal to 3.984% on the notional amount of $4,500,000. In exchange, the Trust receives semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 25, 2007. The value of the contract, which terminates October 25, 2027, is recorded as a payable for open interest rate swap contracts of $78,962 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $2,800,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $49,518 at February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$102,705,029
Gross unrealized appreciation	$8,935,466
Gross unrealized depreciation	(43,152)
Net unrealized appreciation	$8,892,314

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007